Condensed Financial Information of the Parent Company (Details) - Schedule of condensed statements of comprehensive (loss) income - Parent Company [Member] - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Condensed Statement of Income Captions [Line Items]
Equity in (loss) earnings of subsidiaries	$ (1,086,999)	$ (13,720,643)	$ (30,533,662)
General administrative expense and others	(160,427)	(3,129,090)	(4,293,327)
NET (LOSS)	(1,247,426)	(16,849,733)	(34,826,989)
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustment	(2,198,379)	1,454,319	3,942,157
COMPREHENSIVE (LOSS)	$ (3,445,805)	$ (15,395,414)	$ (30,884,832)